Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by (used in) operating activities
Profit before tax	£ 5,472	£ 4,688	£ 7,056
Adjustments for:
Change in operating assets	(22,432)	(21,996)	8,923
Change in operating liabilities	15,414	4,470	(15,325)
Non-cash and other items	5,889	6,051	4,818
Tax paid	(2,357)	(1,432)	(1,357)
Tax refunded	200	970	0
Net cash (used in) provided by operating activities	2,186	(7,249)	4,115
Cash flows (used in) provided by investing activities
Purchase of financial assets	(19,761)	(10,508)	(10,303)
Proceeds from sale and maturity of financial assets	14,296	7,053	5,289
Purchase of property, plant and equipment	(4,454)	(3,693)	(3,489)
Purchase of other intangible assets	(1,244)	(1,246)	(1,473)
Proceeds from sale of property, plant and equipment	1,528	1,183	979
Proceeds from sales of goodwill and other intangible assets	0	8	0
Acquisition of businesses, net of cash acquired	0	0	(293)
Net cash (used in) provided by investing activities	(9,635)	(7,203)	(9,290)
Cash flows used in financing activities
Dividends paid to ordinary shareholders	(2,390)	(3,990)	(4,700)
Distributions on other equity instruments	(404)	(363)	(334)
Dividends paid to non-controlling interests	(16)	0	(39)
Return of capital contributions	(1)	(1)	(1)
Interest paid on subordinated liabilities	(578)	(366)	(335)
Proceeds from issue of subordinated liabilities	1,761	386	670
Proceeds from issue of other equity instruments	1,500	1,168	745
Repayment of subordinated liabilities	(913)	0	(251)
Repurchases and redemptions of other equity instruments	(1,758)	(500)	0
Borrowings from parent company	4,611	2,895	1,942
Repayments of borrowings to parent company	(3,206)	(1,280)	(931)
Interest paid on borrowings from parent company	(413)	(200)	(210)
Net cash used in financing activities	(1,807)	(2,251)	(3,444)
Effects of exchange rate changes on cash and cash equivalents	143	(123)	(44)
Change in cash and cash equivalents	(9,113)	(16,826)	(8,663)
Cash and cash equivalents at beginning of year	49,712	66,538	75,201
Cash and cash equivalents at end of year	£ 40,599	£ 49,712	£ 66,538